Segmented information (Tables)	12 Months Ended
Mar. 29, 2014
Segment Reporting [Abstract]
Schedule of Information Relating to Segments

Certain information relating to the Company’s segments for the years ended March 29, 2014, March 30, 2013, and March 31, 2012, respectively, is set forth below:

	Retail			Other			Total
	2014	2013	2012	2014	2013	2012	2014	2013	2012
	(In thousands)
Sales to external customers	$270,630	$274,725	$279,345	$10,535	$18,034	$22,972	$281,165	$292,759	$302,317
Inter-segment sales	$—	$—	$—	$18,320	$25,126	$27,076	$18,320	$25,126	$27,076
Unadjusted gross profit	$114,210	$120,554	$125,749	$5,663	$10,612	$13,945	$119,873	$131,166	$139,694

Schedule of Reconciliations of Segments Gross Profits and Certain Unallocated Costs to Consolidated Gross Profits

The following sets forth reconciliations of the segments’ gross profits and certain unallocated costs to the Company’s consolidated gross profits for the years ended March 29, 2014, March 30, 2013 and March 31, 2012:

	Fiscal Year Ended
	March 29, 2014	March 30, 2013	March 31, 2012
	(In thousands)
Unadjusted gross profit	$119,873	$131,166	$139,694
Inventory provisions	(3,010)	(2,763)	(2,998)
Other unallocated costs	(2,801)	(2,527)	(3,051)
Adjustment of intercompany profit	605	298	(415)

Adjusted gross profit	$114,667	$126,174	$133,230

Schedule of Sales to External Customers and Long-Lived Assets by Geographical Area

Sales to external customers and long-lived assets by geographical areas were as follows:

	Fiscal Year Ended
	March 29, 2014	March 30, 2013	March 31, 2012
	(In thousands)
Geographic Areas
Net sales:
Canada	$146,277	$158,834	$163,027
United States	134,888	133,925	139,290

	$281,165	$292,759	$302,317

Long-lived assets:
Canada	$19,484	$18,966	$20,330
United States	13,281	9,963	7,805

	$32,765	$28,929	$28,135

Classes of Similar Products
Net sales:
Jewelry and other	$148,511	$164,492	$172,487
Timepieces	132,654	128,267	129,830

	$281,165	$292,759	$302,317